Shareholder Report, Line Graph (Details) 191630_DoubleLine Strategic Commodity Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 157,366	$ 166,875	$ 156,365	$ 177,335	$ 119,625	$ 86,015	$ 119,876	$ 123,067	$ 107,927	$ 100,000	$ 200,069
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	319,129	294,802	226,979	245,990	212,710	136,046	146,251	133,567	117,172	100,000	$ 375,944
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Commodity Index Total Return
Accumulated Value	$ 163,428	$ 145,559	$ 146,381	$ 167,270	$ 112,071	$ 82,993	$ 106,824	$ 112,746	$ 108,714	$ 100,000	$ 216,197